DEVELOPMENT AND PRODUCTION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
DEVELOPMENT AND PRODUCTION ASSETS.
Schedule of development, production assets and movements in carrying amounts

	2018	2017
As at 31 December	US$’000	US$’000
Costs carried forward in respect of areas of interest in:
Development and production assets, at cost:
Producing assets	916,266	778,735
Wells-in-progress	13,221	954
Undeveloped assets	141,219	31,580
Development and production assets, at cost:	1,070,706	811,269
Accumulated depletion	(317,499)	(277,098)
Accumulated impairment	(119,807)	(136,643)
Total development and production assets	633,400	397,528
Less amount classified as asset held for sale (1)	—	(58,732)
Total development and production assets	633,400	338,796

a) Movements in carrying amounts:
Development expenditure
Balance at beginning of period	338,796	338,709
Amounts capitalised during the period	177,531	115,120
Amounts transferred from exploration phase	3,178	—
Fair value of assets acquired (Note 2)	179,662	—
Revision to restoration provision	1,299	1,550
Depletion expense	(66,827)	(57,851)
Development and production assets sold during the period	(239)	—
Reclassifications to assets held for sale (1)	—	(58,732)
Balance at end of period	633,400	338,796
(1)

In 2017 the Company committed to a plan to sell its developed and undeveloped interests in Dimmit County, Texas.  The balance as at 31 December 2017 reflects amount transferred to assets held for sale before impairment (see Note 20).